CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
CASH FLOWS FROM OPERATING ACTIVITIES
Cash receipts from customers and other operators	Rp 146,002	$ 8,755	Rp 148,415	Rp 148,458
Cash receipts from interests	1,670	100	1,366	1,049
Cash receipts from tax refund	1,322	79	1,144	681
Cash payments for expenses	(51,455)	(3,085)	(51,273)	(53,410)
Cash payments to employees	(13,319)	(799)	(16,364)	(16,116)
Cash payments for corporate and final income taxes	(10,438)	(626)	(11,528)	(10,746)
Cash payments for finance costs	(5,230)	(314)	(5,295)	(4,748)
Cash payments for short-term and low-value lease assets	(4,654)	(279)	(3,693)	(3,770)
Cash payments for value added taxes - net	(1,076)	(65)	(1,691)	(1,410)
Cash receipts from others - net	1,020	61	519	593
Net cash provided by operating activities	63,842	3,827	61,600	60,581
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from the disposal of long-term investments in financial instruments	728	44
Proceeds from insurance claims	151	9	143	199
Proceeds from sale of property and equipment	78	5	717	100
Purchase of property and equipment	(22,871)	(1,371)	(26,005)	(33,603)
Purchase of intangible assets	(2,897)	(174)	(3,658)	(2,817)
Payment for advance and other assets	(1,117)	(67)	(330)	(149)
Proceeds from (placement in) other current financial assets - net	(141)	(8)	339	(315)
Addition of long-term investment in financial instrument	(26)	(2)	(30)	(340)
Dividend received from associated company			3	14
Business acquisition - net of cash acquired			(635)
Net cash used in investing activities	(26,095)	(1,564)	(29,456)	(36,911)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans and other borrowings	69,895	4,191	52,653	38,834
Proceeds from issuance of new shares of subsidiaries	270	16	322	2,961
Repayments of loans and other borrowings	(72,037)	(4,320)	(47,607)	(35,323)
Cash dividend paid to the Company's stockholders	(21,047)	(1,262)	(17,683)	(16,603)
Cash dividend paid to non-controlling interests of subsidiaries	(7,359)	(441)	(7,099)	(9,803)
Repayments of principal portion of lease liabilities	(7,356)	(441)	(7,387)	(6,600)
Shares buyback of subsidiary	(79)	(5)	(704)	(31)
Shares buyback	(30)	(2)
Net cash used in financing activities	(37,743)	(2,264)	(27,505)	(26,565)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4	(1)	4,639	(2,895)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	320	20	260	(44)
ALLOWANCE FOR EXPECTED CREDIT LOSSES	(1)	0	(1)	(1)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	33,905	2,033	29,007	31,947
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	Rp 34,228	$ 2,052	Rp 33,905	Rp 29,007